Organization and Principal Activities (Schedule of Variable Interest Entities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 1,645,234	$ 1,013,465	$ 380,664	$ 343,731
Restricted cash	2,053	2,368
Total current assets	2,096,149	1,157,717
Property and equipment, net	272,026	163,864
Acquired intangible assets, net	51,289	17,248
Other noncurrent assets	97,025	39,621
Total assets	3,331,570	1,568,896
Deferred revenue-current	72,890	46,632
Total current liabilities	540,229	208,598
Total liabilities	2,189,302	814,818
Revenues	1,390,660	671,088	329,032
Net income	216,163	97,849	46,471
Net cash provided by operating activities	380,299	210,226	117,788
Net cash used in investing activities	(661,494)	(196,874)	(83,927)
Net cash provided by (used in) financing activities	919,714	613,498	1,986
Net increase in cash and cash equivalents	631,769	632,801	36,933
VIEs and VIEs' Subsidiaries [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	239,903	116,575
Restricted cash	2,053	2,068
Accounts receivable and other current assets	242,388	61,177
Total current assets	484,344	179,820
Property and equipment, net	138,345	91,861
Acquired intangible assets, net	32,292	9,681
Other noncurrent assets	301,070	37,778
Total noncurrent assets	471,707	139,320
Total assets	956,051	319,140
Deferred revenue-current	44,869	30,717
Accounts payable and other current liabilities	322,968	106,894
Total current liabilities	367,837	137,611
Total noncurrent liabilities	9,611	2,235
Total liabilities	377,448	139,846
Revenues	1,069,308	527,646	303,200
Net income	451,191	263,514	150,408
Net cash provided by operating activities	439,351	129,175	75,983
Net cash used in investing activities	(305,996)	(72,678)	(50,951)
Net cash provided by (used in) financing activities	(10,028)	1,970	36
Net increase in cash and cash equivalents	$ 123,327	$ 58,467	$ 25,068